FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2025 and 2024.

(in US$ thousands)	2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$28,740	$28,740	$34,781	$34,781
Accounts receivable	108	108	141	141
Restricted cash	313	313	313	313
Other receivable - current	672	672	2	2
Other receivable - noncurrent (included in Other assets)	191	191	392	392
Refundable deposits	189	189	182	182
Investment in securities - current and noncurrent	8,173	8,173	5,441	5,441
Financial liabilities
Accounts payable	57	57	38	38
Accrued expenses	1,110	1,110	745	745
Lease liabilities - current and noncurrent	248	248	500	500

Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using			At December 31, 2025
	Level 1	Level 2	Level 3
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - current and noncurrent	—	—	8,173	8,173
	$—	$313	$8,173	$8,486

(in US$ thousands)	Fair Value Measurement Using			At December 31, 2024
	Level 1	Level 2	Level 3
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - current and noncurrent	—	—	5,441	5,441
	$—	$313	$5,441	$5,754

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2025 and 2024, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	2025
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$5,384	$57
Purchase	4,205	—
Disposal or repayment	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(39)
included in other comprehensive income - unrealized gain (loss) on security	(1,700)	—
included in other comprehensive income - foreign currency items	263	3
Balance at end of year	$8,152	$21
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(39)

(in US$ thousands)	2024
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$5,548	$229
Purchase	1,063	—
Disposal or repayment	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(161)
included in other comprehensive income - unrealized gain (loss) on security	(865)	—
included in other comprehensive income - foreign currency items	(362)	(11)
Balance at end of year	$5,384	$57
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(161)

Level 3
Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2025 and 2024 are shown below:

Investment in securities - Level 3 financial assets

Sensitivity of the Input to Fair Value

					Changes of Fair Value (in US$ thousands)
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate for debt investment	Rate for equity investment	If the Rate of Input changes by -1%	If the Rate of Input changes by +1%
December 31, 2025	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	23.7%	23.7%	Debt securities: +$1,473 Equity securities: +$36	Debt securities: -$1,441 Equity securities: -$15
		Discount for lack of marketability	From 11.00% to 15.00% for different scenarios	From 15.00% to 66.00% for different scenarios	Debt securities: +$93 Equity securities: +$0	Debt securities: -$92 Equity securities: -$1
		Volatility	From 30.51% to 38.00% for different scenarios	From 38.00% to 178.33% for different scenarios	Debt securities: +$38 Equity securities: -$2	Debt securities: -$108 Equity securities: +$1
December 31, 2024	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$324 Equity securities: +$28	Debt securities: -$352 Equity securities: -$20
		Discount for lack of marketability	13%	From 13.0% to 48.0% for different scenarios	Debt securities: +$62 Equity securities: +$1	Debt securities: -$62 Equity securities: -$1
		Volatility	29%	29%	Debt securities: +$99 Equity securities: -$1	Debt securities: -$36 Equity securities: +$2